November 18, 2011

VIA EDGAR

The United States Securities and
Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629

Subject:         Nationwide Life Insurance Company
Registration of Individual Flexible Premium Deferred Variable Annuity Contracts
on Form N-4 offered through
Nationwide Variable Account-12

Ladies and Gentlemen:

On behalf of Nationwide Life insurance Company ("Nationwide") and its Nationwide Variable Account-12 (the "Variable Account"), we are filing the attached original registration statement (the "Registration Statement") on Form N-4 for the purpose of registering Individual Flexible Premium Deferred Variable Annuity Contracts (the "Contract") to be offered through the Variable Account.

This filing is being made electronically via EDGAR in accordance with Regulation S-T.

A copy of an original power of attorney document authorizing certain persons to execute the Registration Statement and amendments thereto, on behalf of Nationwide and the Variable Account, is attached to the registration statement as Exhibit 99.  An original power of attorney is on file with Nationwide.  Nationwide will maintain manually executed copies of the Registration Statement.

This Contract is substantially similar to another contract that is currently being issued by the Registrant (File Nos. 333-108894, 811-21099) (the "Current Product").  Additionally, the Contract is the New York only version of another initial N-4 that Nationwide filed today (File Nos. 333-178057, 811-21099) (the "Non-New York Product").  The difference between the Non-New York Product and the Contract is that the Contract does not reflect those options and features that are not available in the State of New York.

In the Registration Statement, the reallocation feature contained in the Lifetime Income Option is referred to generically as the "reallocation evaluation."  Nationwide is in the process of determining whether to give this feature a marketing name.  If Nationwide elects to assign a marketing name to the feature, the marketing name will be reflected in Pre-Effective Amendment No. 1 to the Registration Statement.

As with the Non-New York Product, the Contract contains a Purchase Payment Credit that is identical to the Purchase Payment Credit in the Current Product.  Nationwide intends to recapture any Purchase Payment Credits applied to a Contract that is surrendered pursuant to the free look provision.  Nationwide applied for and received an exemptive order to recapture such credits in connection with the Current Product (File No. 812-13004) and Nationwide has determined that the recapture of Purchase Payment Credits in connection with the Contract falls within the relief previously granted.

Revisions made to the Non-New York Product in connection with the Staff's prior review of the reallocation feature are also reflected in the Registration Statement, if applicable.

Additionally, Nationwide acknowledges all of the following:

•	that the Variable Account is responsible for the adequacy and accuracy of the disclosure in the registration statement;

United States Securities
   and Exchange Commission
November 18, 2011

•
that comments by the SEC Staff, or changes to the disclosure in response to SEC Staff comments in the filings reviewed by the SEC Staff do not foreclose the SEC from taking any action with respect to the filing; and

•
that the Variable Account may not assert SEC Staff comments or any related changes in disclosure as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

Please contact me direct at (614) 249-8061 if you have any questions regarding this filing.

Sincerely,

/s/ NOOREE KIM

Nooree Kim
Senior Counsel
Nationwide Life Insurance Company

cc:   Rebecca Marquigny
Tony Burak